John Hancock Absolute Return Currency Fund

Summary prospectus 12/1/18

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A and Class C) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 12/1/18, and most recent financial highlights information included in the shareholder report, dated 7/31/18, are incorporated by reference into this summary prospectus.

TICKERS

A: JCUAX	C: JCUCX	I: JCUIX	R2: JHCCX	R4: JARRX	R6: JCURX

Investment objective

The fund seeks to achieve absolute return from investments in currency markets.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial representative and on pages 18 to 20 of the prospectus under "Sales charge reductions and waivers" or pages 113 to 116 of the fund's Statement of Additional Information under "Sales charges on Class A and Class C shares."

Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R2	R4	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	3.00	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	1.00	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R2		R4		R6
Management fee	0.87	0.87	0.87	0.87		0.87		0.87
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.25		0.25		0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.16	0.16	0.17	0.07		0.07		0.07
Total other expenses	0.16	0.16	0.17	0.32		0.17		0.07
Acquired fund fees and expenses[2]	0.01	0.01	0.01	0.01		0.01		0.01
Total annual fund operating expenses[3]	1.34	2.04	1.05	1.45		1.30		0.95
Contractual expense reimbursement[4]	–0.01	–0.01	–0.01	–0.01		–0.11	[5]	–0.01
Total annual fund operating expenses after expense reimbursements	1.33	2.03	1.04	1.44		1.19		0.94

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on November 30, 2019, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

John Hancock Absolute Return Currency Fund

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R2	R4	R6
		Sold	Not Sold
1 year	431	306	206	106	147	121	96
3 years	711	639	639	333	458	401	302
5 years	1,011	1,097	1,097	578	791	702	525
10 years	1,863	2,368	2,368	1,282	1,734	1,558	1,165

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, at least 80% of the value of the fund's net assets, including borrowings for investment purposes, if any, will be exposed to currency through currency forwards and other currency transactions, such as spot currency transactions and currency options. The fund's assets that are not used to purchase currency forwards and other currency instruments will be invested in investment-grade debt securities with maturities of one year or less. The fund seeks to achieve positive absolute returns (positive returns regardless of market conditions) through the income produced by the debt securities and any net gains resulting from fluctuations in the values of currencies. Net losses on currency transactions will reduce positive absolute returns.

Investment-grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard and Poor's Ratings Services ("S&P"), Fitch Ratings ("Fitch") or Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. Such securities include U.S. government securities, including U.S. Treasuries, and cash equivalents. The fund's investment policies are based on credit ratings at the time of purchase.

The fund may be exposed to currencies of developed and emerging market countries that, in the manager's opinion, have liquid currency markets. The fund seeks returns (alpha) that are not correlated to market movements. The manager uses a systematic, model-based approach to seek to exploit factors that drive the relative value of currency markets such as changes in short- and long-term interest rates, capital flows, trade flows, and supply/demand pressures. The investment models may not protect against or capture certain extraordinary sudden market events such as U.S. or foreign government actions or interventions, and as a result may not be as effective during these periods. The portfolio management team maintains ultimate discretion over the investment modeling and decision-making.

The fund may utilize various hedging and other strategic transactions, including derivative currency transactions such as currency forwards, cross currency forwards, and options on currencies. The fund's derivative transactions will typically be fully collateralized on a net basis and may cause the fund to have net short exposure to a particular currency that is not offset by a long position in another currency. The fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets.

Among other reasons, the fund's manager may consider selling a security when its fundamentals deteriorate, its price appears overvalued on a relative or absolute basis, or a more attractive opportunity is identified.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Currency transactions involve a high magnitude of risk relative to the amount invested, and the impact of any gain or loss may be magnified, which could result in losses that exceed the original investment. Fluctuations in exchange rates may adversely affect the U.S. dollar value of currencies in which a fund's investments are made or in which the fund has taken an active position.

John Hancock Absolute Return Currency Fund

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Geographic focus risk. The fund's performance will be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund's assets are invested and may be more volatile than the performance of more geographically-diversified funds.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: currency options and foreign currency forward contracts. Foreign currency forward contracts and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

Class A, Class C, and Class R6 shares commenced operations on August 2, 2010, August 28, 2014, and November 1, 2011, respectively. Class R2 and Class R4 shares commenced operations on March 27, 2015. Returns prior to a class's commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class C, Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2018, was –6.88%.
Best quarter:   Q2 '13, 8.46%
Worst quarter:   Q1 '15, –6.17%

John Hancock Absolute Return Currency Fund

Average annual total returns (%)—as of 12/31/17	1 year	5 year	Since inception (08/02/10)
Class A (before tax)	–4.81	1.10	0.18
after tax on distributions	–4.81	0.50	–0.25
after tax on distributions, with sale	–2.72	0.71	0.06
Class C	–3.58	1.20	0.26
Class I	–1.54	2.06	0.99
Class R2	–1.84	1.79	0.65
Class R4	–1.74	1.85	0.69
Class R6	–1.43	2.18	1.00
FTSE 1-Month U.S. Treasury Bill Index* (reflects no deduction for fees, expenses, or taxes)	0.80	0.22	0.17

*Formerly known as Citigroup 1-Month U.S. Treasury Bill Index.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor First Quadrant, L.P.

Portfolio management

Jeppe Ladekarl Partner, Investments Managed the fund since 2012	Dori Levanoni Partner, Investments Managed the fund since 2010

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R2 or Class R4 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; certain eligible qualifying investment product platforms; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes.

Class A, Class C, Class I and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class I and Class R6). Class R2 and Class R4 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2018 JOHN HANCOCK FUNDS, LLC 3640SP 12/1/18 SEC file number: 811-21779